18. SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT
18.	SHARE-BASED PAYMENT

The Company grants to its eligible employees, stock options and restricted stocks, ruled by plans approved at the General Shareholder’s Meeting, with the purpose of: (i) stimulating the expansion, success and achievement of the Company’s social objectives; (ii) aligning the interests of the Company’s shareholders with those of the eligible employees; and (iii) enabling the Company and its subsidiaries to attract and retain the employees. On April 27, 2020, the General Shareholder’s meeting approved changes to the plans, increasing the limit of grants from 0.5% to 2.5% of the common, registered, book-entry shares with no par value, representative of the Company’s total capital stock.

18.1.	Stock options

The quantity of granted options is determined by the Board of Directors annually, and the exercise price is equivalent to the average closing price of the share in B3 at the last twenty trading sessions, prior to the grant date. The exercise price is adjusted monthly by the variation of the Extended Consumer Price Index (“IPCA”) between the grant date and the month prior to the notification of the exercise by the beneficiary.

The vesting period, when the employee cannot exercise the option is from 1 to 4 years. The beneficiary acquires the right to exercise the option in each year, proportionally to the vesting period.

The breakdown of the outstanding granted stock options is set forth as follows:

Date			Quantity		Grant (1)	Strike price (1)
Grant date	Beggining of exercise	End of the exercise	Options granted	Outstanding options	Fair value of the option	Granting date	Updated IPCA

04.26.16	04.30.17	04.30.21	8,724,733	1,275,000	9.21	56.00	69.61
05.31.16	05.31.17	05.31.21	3,351,220	1,145,330	10.97	46.68	57.58
			12,075,953	2,420,330

(1)	Amounts expressed in Brazilian Reais.

The weighted average exercise price of the outstanding options conditioned to services is R$63.92 (sixty-three Brazilian Reais and ninety-two cents) (R$60.96 as of December 31, 2019), and the weighted average remaining vesting term is 5 months (17 months as of December 31, 2019).

18.2.	Restricted stocks

Annually, or whenever it deems appropriate, the Board of Directors approves the grant of restricted stocks, electing the beneficiaries in favor of which the Company will transfer the restricted stocks, establishing the terms, quantities and conditions of acquisition of rights related to restricted stocks.

The vesting is conditional to the: (i) continuity of the employment relationship with the Company for three years after the grant date; (ii) achievement of a minimum shareholder return defined by the Board of Directors in the granting agreements and measured at the end of the vesting period; or (iii) any other conditions determined by the Board of Directors in each grant.

Date		Quantity		Grant (1)
Grant	Vesting date	Shares granted	Outstanding shares	Fair value of the shares

10.01.18	10.01.21	2,311,394	876,120	21.44
07.01.19	07.01.22	1,815,649	1,071,515	30.61
09.16.19	10.01.22	68,605	45,736	30.61
06.01.20	06.01.23	3,571,736	3,459,647	21.28
		7,767,384	5,453,018

(1)	Amounts expressed in Brazilian Reais.

18.3.	Rollforward of the stock options and restricted stock plans

The rollforward of the granted options and shares for the year ended on December 31, 2020, is presented as follows:

Outstanding options/stocks as of December 31, 2019	5,820,274
Granted
Restricted stocks - June 2020	3,571,736
Restricted stocks - April 2020	359,293
Exercised / Delivered:
Restricted stocks – grant of April, 2020	(260,487)
Restricted stocks – grant of September, 2019	(16,580)
Restricted stocks – grant of June, 2019	(140,945)
Restricted stocks – grant of October, 2018	(267,475)
Restricted stocks – grant of June, 2018	(97,875)
Forfeiture (1) :
Restricted stocks – grant of June, 2020	(112,089)
Restricted stocks - grant of April, 2020	(98,806)
Restricted stocks - grant of July, 2019	(440,302)
Restricted stocks - grant of June, 2019	(125,363)
Restricted stocks - grant of October, 2018	(244,863)
Stock options - grant of April, 2016	(73,170)
Outstanding options/stocks as of December 31, 2020	7,873,348

(1)	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.

The Company has recorded under shareholders’ equity, the fair value of share-based compensation plans in the amount of R$223,191 (R$223,011 as of December 31, 2019) and under non-current liabilities, the amount of R$21,521 (R$11,761 as of December 31, 2019). In the statement of income for the year ended on December 31, 2020 the amount recognized as expense was R$45,219 (R$38,424 as of December 31, 2019).

18.4.	Fair value measurement

The weighted average fair value of the outstanding options as of December 31, 2020 was R$4.84 (four Brazilian Reais and eighty-four cents) (R$10.03 as of December 31, 2019). The fair value of the stock options is measured at the grant date using the Black-Scholes pricing model, based on the following assumptions:

Assumptions	Value	Description
Expected period	Exercise in the 1st year - 3.5 years Exercise in the 2nd year - 4.0 years Exercise in the 3rd year - 4.5 years Exercise in the 4th year - 5.0 years	The beneficiaries will execise their options at the limit of the exercise period.
Risk-free interest rate	6.29% p.a.	National Treasury Bond (“NTN-B”) available on the date of calculation and with maturity equivalent to the terms of the option.
Volatility	27.08%	Took into account the weighting of the trading history of the Company's shares.
Expected dividends	2.40%	Is based on the average payment of dividends per share in relation to the market value of the shares for the past four years.
Expected inflation rate	3.37% p.a.	Is based on estimated IPCA by Central Bank of Brazil, considering the remaining average terms of the option.